Financial performance, Earnings per Share (Details) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares
Earnings used in calculating earnings per share [Abstract]
Basic and diluted loss | $	$ (4,070)		$ (9,554)		$ (7,825)		$ (6,391)
Weighted average number of ordinary shares used as the denominator [Abstract]
Issued ordinary shares - opening balance (in shares)	2,357,575,511		2,325,614,708		2,098,818,267		2,091,299,420
Effect of shares issued (in shares)	56,390,855		31,960,803		46,244,015		6,894,635
Weighted average number of ordinary shares (in shares)	2,413,966,366		2,357,575,511		2,145,062,282		2,098,194,055
Effect of dilution from options and rights on issue (in shares)	0		0		0		0
Weighted average number of ordinary shares at 30 June for basic EPS (in shares)	2,413,966,366		2,357,575,511		2,145,062,282		2,098,194,055
Basic loss per share attributable to the ordinary equity holders of the company (in dollars per share) | (per share)	$ (0.17)	$ (0.17)	$ (0.41)	$ (0.41)	$ (0.36)	$ (0.36)	$ (0.3)	$ (0.3)
Diluted loss per share attributable to the ordinary equity holders of the company (in dollars per share) | (per share)	$ (0.17)	$ (0.17)	$ (0.41)	$ (0.41)	$ (0.36)	$ (0.36)	$ (0.3)	$ (0.3)
Effect of dilution from options and rights (in shares)	76,665,575		64,922,144		36,944,618		35,840,492